SUP-MULTI-STAT-0617

AB	BOND FUNDS (“Bond Funds”)
-	AB Credit Long/Short Portfolio
-	AB Global Bond Fund
-	AB High Income Fund
-	AB High Yield Portfolio
-	AB Income Fund
-	AB Intermediate Bond Portfolio
-	AB Limited Duration High Income Portfolio
-	AB Tax-Aware Fixed Income Portfolio
-	AB Unconstrained Bond Fund
AB	CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO (“Concentrated International”)
AB	EMERGING MARKETS MULTI-ASSET PORTFOLIO (“EMMA”)
AB	EQUITY FUNDS (“Equity Funds”)
-	AB Growth Fund
-	AB Large Cap Growth Fund
-	AB Concentrated Growth Fund
-	AB Discovery Growth Fund
-	AB Small Cap Growth Portfolio
-	AB Global Core Equity Portfolio
-	AB Sustainable Global Thematic Fund
-	AB International Growth Fund
-	AB International Strategic Core Portfolio
-	AB Select US Equity Portfolio
-	AB Select US Long/Short Portfolio
AB	GOVERNMENT EXCHANGE RESERVES (“Government Exchange Reserves”)
AB	INFLATION STRATEGIES (“Inflation Strategies”)
-	AB Bond Inflation Strategy
-	AB Municipal Bond Inflation Strategy
-	AB All Market Real Return Portfolio
AB	MULTI-MANAGER SELECT RETIREMENT FUNDS (“Select Retirement Funds”)
-	AB Multi-Manager Select Retirement Allocation Fund
-	AB Multi-Manager Select 2010 Fund
-	AB Multi-Manager Select 2015 Fund
-	AB Multi-Manager Select 2020 Fund
-	AB Multi-Manager Select 2025 Fund
-	AB Multi-Manager Select 2030 Fund
-	AB Multi-Manager Select 2035 Fund
-	AB Multi-Manager Select 2040 Fund
-	AB Multi-Manager Select 2045 Fund
-	AB Multi-Manager Select 2050 Fund
-	AB Multi-Manager Select 2055 Fund
AB	MUNICIPAL INCOME PORTFOLIOS (“Municipal Portfolios”)
-	AB National Portfolio
-	AB High Income Municipal Portfolio
-	AB California Portfolio
-	AB Massachusetts Portfolio
-	AB New York Portfolio
-	AB Virginia Portfolio

AB VALUE FUNDS (“Value Funds”)

-	AB All Market Income Portfolio
-	AB Asia ex-Japan Equity Portfolio
-	AB Core Opportunities Fund
-	AB Discovery Value Fund
-	AB Equity Income Fund
-	AB Global Real Estate Investment Fund
-	AB Global Risk Allocation Fund
-	AB Relative Value Fund
-	AB International Value Fund
-	AB Small Cap Value Portfolio
-	AB Value Fund

AB WEALTH STRATEGIES (“Wealth Strategies”)

-	AB Wealth Appreciation Strategy
-	AB All Market Total Return Portfolio
-	AB Conservative Wealth Strategy
-	AB Tax-Managed Wealth Appreciation Strategy
-	AB Tax-Managed All Market Income Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated June 6, 2017 to the following Prospectuses, as amended:

Prospectus	Date	Prospectus	Date
Bond Funds	January 30, 2017	Inflation Strategies	January 31, 2017

Concentrated International	February 13, 2017	Municipal Portfolios	September 30, 2016

EMMA	July 29, 2016	Value Funds	February 28, 2017

Equity Funds	November 1, 2016	Wealth Strategies	December 30, 2016

Government Exchange Reserves	July 11, 2016	Select Retirement Funds	November 30, 2016

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The following changes are effective on June 9, 2017:

The following information is added after the first paragraph appearing under the section “Summary Information — Fees and Expenses of the [Fund/Strategy/Portfolio]” for each Fund in the Prospectus for each Fund:

“You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.”

The following information is added as the second-to-last paragraph under “Investing in the [Fund/Funds/Portfolios] — How to Buy Shares — Advisor Class Shares” in each Fund’s Prospectus:

“Advisor Class shares may also be available on brokerage platforms of firms that have agreements with ABI to offer such shares when acting solely on an agency basis for the purchase or sale of such shares. If you transact in Advisor Class shares through one of these programs, you may be required to pay a commission and/or other forms of compensation to the broker. Shares of a [Fund/Portfolio] are available in other share classes that have different fees and expenses.”

Under “Investing in the [Fund/Funds/Portfolios] — Payments to Financial Advisors and Their Firms — Other Payments for Distribution Services and Educational Support” in each Fund’s Prospectus, the first sentence is revised and restated as follows:

“In addition to the commissions paid to or charged by financial intermediaries at the time of sale and Rule 12b-1 fees, some or all of which may be paid to financial intermediaries (and, in turn, to your financial advisor), ABI, at its expense, currently provides additional payments to firms that sell shares of the AB Mutual Funds.”

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This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

SUP-MULTI-STAT-0617

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